Group companies	12 Months Ended
Dec. 31, 2022
Interest In Other Entities [Abstract]
Group companies
Group companies
In accordance with section 409 of the Companies Act 2006, a full list of the Company’s subsidiaries, partnerships, associates, joint ventures and joint arrangements as at 31 December 2022 is disclosed below, along with the country of incorporation, the registered address and the effective percentage of equity owned at that date. Unless otherwise stated, each entity has a share capital comprising a single class of ordinary shares and is wholly owned and indirectly held by CCEP.

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria , Burgos , Spain
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km, 3-35250, ingenio (Gran Canaria), Spain
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aitonomi AG	Switzerland	15%	Bruderhausstrasse 10, CH-6372 Ennetmoos, Switzerland
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Apand Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Associated Products & Distribution Proprietary	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda. Alcalde Alfonso Molina , S/N-15007, (A Coruna), Spain
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950 , Esplugues de Llobregat, Spain
Beverage Bottlers (NQ) Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Beverage Bottlers (QLD) Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, Reykjavík, Iceland
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Bottling Holding France SAS	France	100%	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV ROTTERDAM, Netherlands
Bottling Holdings Europe Limited	United Kingdom	100%(B)(E)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom

Name	Country of incorporation	% equity interest	Registered address
Brewcorp Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Brewhouse Investments Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
C - C Bottlers Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Can Recycling (S.A.) Pty. Ltd.	Australia	100%(B)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245, Berlin, Germany
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%(I)	Stralauer Allee 4, 10245, Berlin, Germany
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstrasse 20, 06126, Halle (Saale), Germany
CCA Bayswater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Finance (Australia) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
CCEP Group Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (Australia) Limited	United Kingdom	100%(A)(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87, Haninge, Sweden
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Ventures Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Scottish Limited Partnership	United Kingdom	100%	52 Milton Road, East Kilbride, Glasgow, Scotland, G74 5DJ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Circular Plastics Australia (PET) Holdings Pty Ltd	Australia	16.67%	Building 3, 658 Church Street, Cremorne VIC 3121, Australia
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, Dublin 2, D02 RY98, Ireland
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950 , Esplugues de Llobregat, Spain
Coca-Cola Amatil (UK) Limited	United Kingdom	100%(L)	1 Bartholomew Lane, London, EC2N 2AX, United Kingdom
Coca-Cola Europacific Partners (CDE Aust) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Fiji) Pte Limited	Fiji	100%	Lot 1, Ratu Dovi Road, Laucala Beach Estate, NASINU, Fiji

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners (Holdings) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ, United Kingdom
Coca-Cola Europacific Partners API Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Australia Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Belgium SRL/BV	Belgium	100%	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245, Berlin, Germany
Coca-Cola Europacific Partners France SAS	France	100%(G)	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Coca-Cola Europacific Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings NZ Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington DE, USA
Coca-Cola Europacific Partners Iberia, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Coca-Cola Europacific Partners Investments (Singapore) Pte. Ltd.	Singapore	100%	80 Robinson Road, #02-00, 068898, Singapore
Coca-Cola Europacific Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110, Reykjavik, Iceland
Coca-Cola Europacific Partners Luxembourg sàrl	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Coca-Cola Europacific Partners Nederland B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV ROTTERDAM, Netherlands
Coca-Cola Europacific Partners New Zealand Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
Coca-Cola Europacific Partners Papua New Guinea Limited	Papua New Guinea	100%	Section 23, Allotment 14, Milfordhaven Road, LAE, Morobe Province, 411, Papua New Guinea
Coca-Cola Europacific Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Portugal Unipessoal LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal, Portugal
Coca-Cola Europacific Partners Services Bulgaria EOOD	Bulgaria	100%	48 Sitnyakovo Blvd. , Serdika Centre , Office Building, floor 5 , Sofia , 1505, Bulgaria
Coca-Cola Europacific Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Services SRL	Belgium	100%(O)	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Sverige AB	Sweden	100%	136 87, Haninge, Sweden
Coca-Cola Europacific Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware, USA

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, USA
Coca-Cola Europacific Partners Vanuatu Limited	Vanuatu	100%	1st Floor, Govant Building, Kumul Highway, Port Vila, Vanuatu
Coca-Cola Immobilier SCI	France	100%(G)	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Coca-Cola Production SAS	France	100%	Zone d' entreprises de Bergues , 59380, Commune de Socx, France
Coca-Cola Australia Foundation Limited	Australia	—%(M)	Level 13 , 40 Mount Street , North Sydney NSW 2060, Australia
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006, Oviedo, Spain
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, (Madrid), Spain
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. , Maria de Poblet , 3646930, Quart de Poblet , Spain
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 , Galdakao, 48960, Bizkaia, Spain
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Container Exchange (QLD) Limited	Australia	—%(M)	Level 17, 100 Creek Street, Brisbane QLD 4000, Australia
Container Exchange (Services) Pty Ltd	Australia	50%	Maddocks, Angel Place, Level 27, 123 Pitt Street, Sydney NSW 2000, Australia
Conversia IT, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Crusta Fruit Juices Proprietary Limited	Australia	100%(J)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford 25, Manzana 19, Complejo Pq.Ind.Juan , CARLOS I , 46220, Picassent , Valencia , Spain
Endurvinnslan hf.	Iceland	20%	Knarravogur 4, 104 Reykjavik, Iceland
Exchange for Change (ACT) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Exchange for Change (Australia) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Exchange for Change (NSW) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Feral Brewing Company Pty Ltd	Australia	100%(K)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Foodl B.V.	Netherlands	33.3%	HNK Utrecht West, V.02, Weg der Verenigde Naties 1, 3527 KT, Utrecht, Netherlands
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche , 21200, Dijon , France
Innovative Tap Solutions Inc.	United States	21.8%	300 Brookside Avenue, Ambler, PA 19002, USA
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	1424 – B1070 Bergensesteenweg, Brussels, Belgium
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Kaderleden OFP	Belgium	100%	1424 – B1070 Bergensesteenweg, Brussels, Belgium

Name	Country of incorporation	% equity interest	Registered address
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Iparsoft, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Kollex GmbH	Germany	20%	Kottbusser Damm 25-26 , 10967, Berlin, Germany
Lavit Holdings Inc	United States	13.7%	27 West 20th Street, Suite 1004, New York NY 10011, USA
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnologico de Leganes , 28919, (Leganes), Spain
Mahija Parahita Nusantara Foundation	Indonesia	—%(M)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
Matila Nominees Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Bottled Water Co Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail SA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater (VIC) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co. (QLD) Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail WA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Pacbev Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Paradise Beverages (Fiji) Pte Limited	Fiji	100%	122-164 Foster Road, Walu Bay, Suva, Fiji
PEÑA Umbria S.L.U.	Spain	100%	Av. Real Monasterio de Sta. , Maria de Poblet , 3646930, Quart de Poblet , Spain
Perfect Fruit Company Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
PT Amandina Bumi Nusantara	Indonesia	35.31%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
PT Coca-Cola Bottling Indonesia	Indonesia	70.6%(C)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
PT Coca-Cola Distribution Indonesia	Indonesia	70.63%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
Purna Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Quenchy Crusta Sales Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Real Oz Water Supply Co (QLD) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 , La Rinconada, Sevilla, Spain
Refrige SGPS, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal, Portugal
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain

Name	Country of incorporation	% equity interest	Registered address
Sale Proprietary Co 1 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 2 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 3 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 4 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 5 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 6 Pty Ltd	Australia	100%(P)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 7 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Samoa Breweries Limited	Samoa	93.85%	Vaitele Industrial Zone, Vaitele Tai, Faleata Sisifo, Samoa
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Starstock Group Limited	United Kingdom	28.05%	2nd Floor, 140, Fenchurch Street, London, England, EC3M 6BL, United Kingdom
TasRecycle Limited	Australia	—%(N)	Level 9, 85 Macquarie Street, Hobart TAS 7000, Australia
VicRecycle Limited	Australia	—%(N)	HWL Ebsworth Lawyers, Level 8, 447 Collins Street, Melbourne VIC 3000, Australia
WA Return Recycle Renew Ltd	Australia	—%(M)	Unit 2, 1 Centro Avenue, Subiaco WA 6008, Australia
Wabi Portugal, Unipessoal LDA	Portugal	100%	Nº 16-A, Fracçao B, 5º Piso, Edificio Miraflores Premium Distrito: Lisboa Concelho: Oieras Freguesia: Algés, Linda-a-Velha e Cruz Quebrada-Dafundo 1495 190 Algés, Portugal
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245, Berlin, Germany
(A)100% equity interest directly held by Coca-Cola Europacific Partners plc.
(B)Class A and B ordinary shares.
(C)Series A, B, and C shares.
(D)Including preference shares issued to the Group.
(E)38.3% equity interest directly held by Coca-Cola Europacific Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola Europacific Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.
(I)In liquidation.
(J)Class A and F shares.
(K)Includes ordinary shares and B Class shares.
(L)Strike off action in process.
(M)Company limited by guarantee. CCEP is a member along with one other member.
(N)Company limited by guarantee. CCEP is a member along with two other members.
(O)Class A, B and C ordinary shares.
(P)Includes redeemable preference shares and discretionary dividend shares issued to the Group